FIXED ASSETS	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Property, Plant and Equipment [Abstract]
FIXED ASSETS

Property and equipment as of March 31, 2021 and September 30, 2020 was comprised of the following:

	Estimated Useful Lives	March 31, 2021	September 30, 2020
Machinery and equipment	2-3 years	$386,355	$355,272
Leasehold improvements	5 years	3,612	3,612
Furniture and fixtures	5 years	26,854	26,855
Software and websites		-	-
Less: accumulated depreciation		(299,011)	(257,068)
		$117,810	$128,671

Total depreciation expense was $42,591 and $34,079 for the three months ended March 31, 2021 and 2020, respectively. All equipment is used for selling, general and administrative purposes and accordingly all depreciation is classified in selling, general and administrative expenses.

Property and equipment as of September 30, 2020 and 2019 was comprised of the following:

	Estimated
	Useful Lives	September 30, 2020	September 30, 2019
Machinery and equipment	2-10 years	$355,271	$412,238
Leasehold improvements	2-3 years	3,612	3,612
Furniture and fixtures	2-3 years	26,855	58,051
Software and websites	3- 7 years	-	35,830
Less: accumulated depreciation		(257,067)	(379,259)
		$128,671	$130,472

Total depreciation expense was $69,655 and $86,016 for the year ended September 30, 2020 and 2019, respectively. All equipment is used for selling, general and administrative purposes and accordingly all depreciation is classified in selling, general and administrative expenses.

The Company retired assets at TransTech with a net book value of $4,358 as of June 30, 2020. TransTech was shut down on June 30, 2020.